SEGMENTED INFORMATION (Details - FFO reconciliation) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Revenues	$ 735	$ 683	$ 1,528	$ 1,360
Other income	10	10	19	18
Direct operating costs	(247)	(240)	(503)	(473)
Share of Adjusted EBITDA from equity accounted investments	45	7	81	11
Adjusted EBITDA			0	0
Management service costs	(21)	(21)	(42)	(37)
Interest expense borrowings	(178)	(156)	(358)	(319)
Current income taxes	(7)	4	(14)	(12)
Distributions to preferred limited partners	(10)	(7)	(19)	(13)
Distributions attributable to Preferred equity	(6)	(6)	(13)	(12)
Share of interest and cash taxes from equity accounted investments	(21)	(3)	(36)	(6)
Share of Funds From Operations attributable to non-controlling interests	(128)	(90)	(278)	(170)
Funds From Operations			0	0
Depreciation	206	198	419	398
Foreign Exchange and unrealized financial instruments loss	(33)	(6)	(25)	(26)
Deferred income tax (recovery) expense	(4)	(16)	(13)	21
Other	(10)	23	(54)	21
Share of earnings from associates	(18)	(2)	(39)	(6)
Net income attributable to non-controlling interest	97	56	191	137
Net Income Loss Attributable To Unit Holders	(2)	38	6	54
Europe
Disclosure of operating segments [line items]
Revenues	24	21	68	58
Brazil
Disclosure of operating segments [line items]
Revenues	106	91	209	167
Colombia
Disclosure of operating segments [line items]
Revenues	219	190	442	388
Other
Disclosure of operating segments [line items]
Revenues	44	0	88	0
Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues	473	447	972	872
Other income	8	5	14	9
Direct operating costs	(157)	(140)	(311)	(267)
Share of Adjusted EBITDA from equity accounted investments	0	0	0	0
Adjusted EBITDA	324	312	675	614
Management service costs	(21)	(21)	42	37
Interest expense borrowings	(110)	(98)	226	200
Current income taxes	(5)	1	10	5
Distributions to preferred limited partners	(10)	(7)	(19)	(13)
Distributions attributable to Preferred equity	(6)	(6)	(13)	(12)
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	172	181	365	347
Depreciation	149	130	(300)	(263)
Foreign Exchange and unrealized financial instruments loss	1	(12)	8	(27)
Deferred income tax (recovery) expense	4	(3)	(3)	(3)
Other	(30)	2	(64)	0
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest	0	0	0	0
Net Income Loss Attributable To Unit Holders	(2)	38	6	54
Attributable to Unitholders | Hydroelectric | North America
Disclosure of operating segments [line items]
Revenues	228	270	489	525
Other income	5	0	5	0
Direct operating costs	(68)	(71)	(138)	(132)
Share of Adjusted EBITDA from equity accounted investments	0	0	0	0
Adjusted EBITDA	165	199	356	393
Management service costs	0	0	0	0
Interest expense borrowings	(40)	(43)	84	88
Current income taxes	(2)	2	3	(1)
Distributions to preferred limited partners	0	0	0	0
Distributions attributable to Preferred equity	0	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	123	158	269	306
Depreciation	56	56	(113)	(109)
Foreign Exchange and unrealized financial instruments loss	(1)	0	1	(4)
Deferred income tax (recovery) expense	(2)	(11)	(6)	(18)
Other	(8)	(9)	(18)	(10)
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest	0	0	0	0
Net Income Loss Attributable To Unit Holders	56	82	133	165
Attributable to Unitholders | Hydroelectric | Brazil
Disclosure of operating segments [line items]
Revenues	63	66	132	118
Other income	1	3	2	6
Direct operating costs	(20)	(18)	(39)	(31)
Share of Adjusted EBITDA from equity accounted investments	0	0	0	0
Adjusted EBITDA	44	51	95	93
Management service costs	0	0	0	0
Interest expense borrowings	(5)	(4)	12	10
Current income taxes	(2)	(2)	5	5
Distributions to preferred limited partners	0	0	0	0
Distributions attributable to Preferred equity	0	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	37	45	78	78
Depreciation	33	34	(71)	(70)
Foreign Exchange and unrealized financial instruments loss	(1)	0	(1)	(3)
Deferred income tax (recovery) expense	1	0	1	2
Other	(2)	(5)	(4)	(5)
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest	0	0	0	0
Net Income Loss Attributable To Unit Holders	2	6	3	2
Attributable to Unitholders | Hydroelectric | Colombia
Disclosure of operating segments [line items]
Revenues	53	46	106	93
Other income	0	1	1	2
Direct operating costs	(22)	(23)	(45)	(47)
Share of Adjusted EBITDA from equity accounted investments	0	0	0	0
Adjusted EBITDA	31	24	62	48
Management service costs	0	0	0	0
Interest expense borrowings	(10)	(10)	20	22
Current income taxes	0	1	0	1
Distributions to preferred limited partners	0	0	0	0
Distributions attributable to Preferred equity	0	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	21	15	42	25
Depreciation	5	8	(10)	(16)
Foreign Exchange and unrealized financial instruments loss	4	1	1	1
Deferred income tax (recovery) expense	(2)	(4)	(3)	(6)
Other	0	7	0	7
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest	0	0	0	0
Net Income Loss Attributable To Unit Holders	18	11	30	11
Attributable to Unitholders | Wind | North America
Disclosure of operating segments [line items]
Revenues	54	40	108	79
Other income	0	0	1	0
Direct operating costs	(16)	(9)	(30)	(17)
Share of Adjusted EBITDA from equity accounted investments	0	0	0	0
Adjusted EBITDA	38	31	79	62
Management service costs	0	0	0	0
Interest expense borrowings	(14)	(11)	28	21
Current income taxes	0	0	1	0
Distributions to preferred limited partners	0	0	0	0
Distributions attributable to Preferred equity	0	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	24	20	50	41
Depreciation	29	21	(55)	(41)
Foreign Exchange and unrealized financial instruments loss	3	0	3	1
Deferred income tax (recovery) expense	1	6	(5)	6
Other	(5)	2	(5)	1
Share of earnings from associates		0	0	0
Net income attributable to non-controlling interest		0	0	0
Net Income Loss Attributable To Unit Holders	(6)	7	(12)	8
Attributable to Unitholders | Wind | Europe
Disclosure of operating segments [line items]
Revenues	12	9	29	24
Other income	1	0	1	0
Direct operating costs	(6)	(5)	(12)	(9)
Share of Adjusted EBITDA from equity accounted investments	0	0	0	0
Adjusted EBITDA	7	4	18	15
Management service costs	0	0	0	0
Interest expense borrowings	(3)	(2)	6	6
Current income taxes	(1)	0	1	0
Distributions to preferred limited partners	0	0	0	0
Distributions attributable to Preferred equity	0	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	3	2	11	9
Depreciation	9	3	(17)	(12)
Foreign Exchange and unrealized financial instruments loss	6	(6)	5	(6)
Deferred income tax (recovery) expense	1	1	1	2
Other	(3)	2	(3)	2
Share of earnings from associates		0	0	0
Net income attributable to non-controlling interest		0	0	0
Net Income Loss Attributable To Unit Holders	(2)	(4)	(3)	(5)
Attributable to Unitholders | Wind | Brazil
Disclosure of operating segments [line items]
Revenues	10	5	18	9
Other income	0	0	0	0
Direct operating costs	(2)	(2)	(5)	(3)
Share of Adjusted EBITDA from equity accounted investments	0	0	0	0
Adjusted EBITDA	8	3	13	6
Management service costs	0	0	0	0
Interest expense borrowings	(2)	(1)	4	2
Current income taxes	0	0	0	0
Distributions to preferred limited partners	0	0	0	0
Distributions attributable to Preferred equity	0	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	6	2	9	4
Depreciation	3	2	(7)	(3)
Foreign Exchange and unrealized financial instruments loss	(8)	0	(8)	0
Deferred income tax (recovery) expense	0	0	0	0
Other	0	1	0	1
Share of earnings from associates		0	0	0
Net income attributable to non-controlling interest		0	0	0
Net Income Loss Attributable To Unit Holders	(5)	1	(6)	2
Attributable to Unitholders | Wind | Other
Disclosure of operating segments [line items]
Revenues	3		5
Other income	0		0
Direct operating costs	(1)		(2)
Share of Adjusted EBITDA from equity accounted investments	0		0
Adjusted EBITDA	2		3
Management service costs	0		0
Interest expense borrowings	(1)		(2)
Current income taxes	0		0
Distributions to preferred limited partners	0		0
Distributions attributable to Preferred equity	0		0
Share of interest and cash taxes from equity accounted investments	0		0
Share of Funds From Operations attributable to non-controlling interests	0		0
Funds From Operations	1		1
Depreciation	1		2
Foreign Exchange and unrealized financial instruments loss	(3)		(1)
Deferred income tax (recovery) expense	0		0
Other	0		(2)
Share of earnings from associates			0
Net income attributable to non-controlling interest			0
Net Income Loss Attributable To Unit Holders	(3)		(4)
Attributable to Unitholders | Solar
Disclosure of operating segments [line items]
Revenues	30		48
Other income	1		3
Direct operating costs	(6)		(10)
Share of Adjusted EBITDA from equity accounted investments	0		0
Adjusted EBITDA	25		41
Management service costs	0		0
Interest expense borrowings	(9)		(15)
Current income taxes	0		0
Distributions to preferred limited partners	0		0
Distributions attributable to Preferred equity	0		0
Share of interest and cash taxes from equity accounted investments	0		0
Share of Funds From Operations attributable to non-controlling interests	0		0
Funds From Operations	16		26
Depreciation	7		13
Foreign Exchange and unrealized financial instruments loss	(4)		(3)
Deferred income tax (recovery) expense	1		0
Other	(4)		(10)
Share of earnings from associates	0		0
Net income attributable to non-controlling interest	0		0
Net Income Loss Attributable To Unit Holders	2		0
Attributable to Unitholders | Storage and Other
Disclosure of operating segments [line items]
Revenues	20	11	37	24
Other income	0	0	0	0
Direct operating costs	(10)	(7)	(18)	(17)
Share of Adjusted EBITDA from equity accounted investments	0	0	0	0
Adjusted EBITDA	10	4	19	7
Management service costs	0	0	0	0
Interest expense borrowings	(3)	(5)	7	8
Current income taxes	0	0	0	0
Distributions to preferred limited partners	0	0	0	0
Distributions attributable to Preferred equity	0	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	7	(1)	12	(1)
Depreciation	6	6	(12)	(12)
Foreign Exchange and unrealized financial instruments loss	0	0	(2)	0
Deferred income tax (recovery) expense	0	0	0	0
Other	0	4	(9)	4
Share of earnings from associates		0	0	0
Net income attributable to non-controlling interest		0	0	0
Net Income Loss Attributable To Unit Holders	1	(3)	(11)	(9)
Attributable to Unitholders | Corporate
Disclosure of operating segments [line items]
Revenues	0	0	0	0
Other income	0	1	1	1
Direct operating costs	(6)	(5)	(12)	(11)
Share of Adjusted EBITDA from equity accounted investments	0	0	0	0
Adjusted EBITDA	(6)	(4)	(11)	(10)
Management service costs	(21)	(21)	42	37
Interest expense borrowings	(23)	(22)	48	43
Current income taxes	0	0	0	0
Distributions to preferred limited partners	(10)	(7)	(19)	(13)
Distributions attributable to Preferred equity	(6)	(6)	(13)	(12)
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	(66)	(60)	(133)	(115)
Depreciation	0	0	0	0
Foreign Exchange and unrealized financial instruments loss	5	(7)	13	(16)
Deferred income tax (recovery) expense	4	5	9	11
Other	(8)	0	(13)	0
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest	0	0	0	0
Net Income Loss Attributable To Unit Holders	(65)	(62)	(124)	(120)
Contribution from equity accounted investments
Disclosure of operating segments [line items]
Revenues	(58)	(11)	(97)	(20)
Other income	(2)	0	(4)	0
Direct operating costs	19	4	32	9
Share of Adjusted EBITDA from equity accounted investments	41	7	69	11
Adjusted EBITDA	0	0	0	0
Management service costs	0	0	0	0
Interest expense borrowings	16	3	(25)	(6)
Current income taxes	1	0	(1)	0
Distributions to preferred limited partners	0	0	0	0
Distributions attributable to Preferred equity	0	0	0	0
Share of interest and cash taxes from equity accounted investments	(17)	(3)	(26)	(6)
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	0	0	0	0
Depreciation	(17)	(3)	29	6
Foreign Exchange and unrealized financial instruments loss	(6)	0	(6)	1
Deferred income tax (recovery) expense	(3)	0	(1)	0
Other	10	(1)	17	(1)
Share of earnings from associates	(18)	(2)	(39)	(6)
Net income attributable to non-controlling interest	0	0	0	0
Net Income Loss Attributable To Unit Holders	0	0	0	0
Attributable to non-controlling interests
Disclosure of operating segments [line items]
Revenues	320	247	653	508
Other income	4	5	9	9
Direct operating costs	(109)	(104)	(224)	(215)
Share of Adjusted EBITDA from equity accounted investments	4	0	12	0
Adjusted EBITDA	219	148	450	302
Management service costs	0	0	0	0
Interest expense borrowings	(84)	(61)	157	125
Current income taxes	(3)	3	5	7
Distributions to preferred limited partners	0	0	0	0
Distributions attributable to Preferred equity	0	0	0	0
Share of interest and cash taxes from equity accounted investments	(4)	0	(10)	0
Share of Funds From Operations attributable to non-controlling interests	(128)	(90)	(278)	(170)
Funds From Operations	0	0	0	0
Depreciation	74	71	(148)	(141)
Foreign Exchange and unrealized financial instruments loss	(28)	6	(27)	0
Deferred income tax (recovery) expense	(5)	(13)	(9)	(18)
Other	10	22	(7)	22
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest	97	56	191	137
Net Income Loss Attributable To Unit Holders	$ 0	$ 0	$ 0	$ 0